Net income per ordinary share (Tables)	9 Months Ended
Sep. 30, 2016
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	55,734,773	58,659,782	55,355,020	59,728,608
Effect of dilutive share options outstanding	910,466	1,710,116	1,120,299	2,057,241
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	56,645,239	60,369,898	56,475,319	61,785,849